Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Disclosure of number and weighted average exercise prices of share options

					Plan Parameters
Grant Year	Total Relative Return (*)	Shares granted in LTI	Equity Plus Guaranteed Shares	Cumulative Exercised Shares	Shares in trust	MIN	TARGET	MAX

2015	0%	$-	$-	$-	$-	$-	1,738,037	2,600,000
2016	55%	863,499	483,826	(1,347,325)	-	695,215	1,738,037	2,607,056
2017	40%	637,200	944,674	(1,581,873)	-	695,215	1,738,037	2,607,056
2018	145%	3,423,106	753,372	(4,176,478)	-	1,000,000	2,500,000	3,750,000
2019	150%	3,550,449	515,706	(4,066,156)	-	1,000,000	2,500,000	3,750,000
2020	150%	3,707,949	520,492	(4,228,441)	-	1,000,000	2,500,000	3,750,000
2021	143%	3,760,851	525,181	(4,286,032)	-	1,100,000	2,750,000	4,125,000
2022	143%	3,763,449	592,318	(2,906,325)	1,449,442	1,100,000	2,750,000	4,125,000
2023	143%	3,722,427	379,372	(1,367,266)	2,734,533	1,100,000	2,750,000	4,125,000
2024	128%	3,978,481	435,056	-	4,413,537	1,545,642	3,091,283	4,636,925
2025	50%	1,752,389	-	-	-	1,545,642	3,091,283	4,636,925

Total		$29,159,800	$5,149,997	$(23,959,896)	$8,597,512
*Calculated for the previous three years.

Explanation of effect of share-based payments on entity's profit or loss
The long-term incentive expense for the years ended December 31, 2025, 2024 and 2023 was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense	$9,072,796	$8,982,488	$8,001,830

Total share-based compensation expense	$9,072,796	$8,982,488	$8,001,830
The Share-based compensation expense for the years ended December 31, 2025, 2024 and 2023 was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense	$557,668	$—	$—

Total share-based compensation expense	$557,668	$—	$—